Note 6 - Stock-based Compensation (Details) - Restricted Stock Unit Activity - Restricted Stock [Member] - $ / shares shares in Thousands	12 Months Ended
Dec. 31, 2014
Note 6 - Stock-based Compensation (Details) - Restricted Stock Unit Activity [Line Items]
Non-vested at January 1, 2014	1,133
Non-vested at January 1, 2014	$ 21.63
Granted	798
Granted	$ 24.65
Forfeited	(75)
Forfeited	$ 23.14
Vested	(479)
Vested	$ 21.39
Non-vested at December 31, 2014	1,377
Non-vested at December 31, 2014	$ 23.39